UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA BALANCED STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED
FEBRUARY 29, 2008

USAA
EAGLE
LOGO (R)


                        USAA BALANCED STRATEGY Fund


                      3RD QUARTER Portfolio of Investments


                                 February 29, 2008

                                                                      (Form N-Q)

48471-0408                                    (C)2008, USAA. All rights reserved

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (58.0%)

               COMMON STOCKS (46.8%)

               CONSUMER DISCRETIONARY (4.5%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
        500    Fossil, Inc.  *                                                             $           16
                                                                                          ---------------
               APPAREL RETAIL (0.2%)
     34,900    TJX Companies, Inc.                                                                  1,117
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.6%)
     69,300    Autoliv, Inc.                                                                        3,458
      1,200    Drew Industries, Inc.  *                                                                32
                                                                                          ---------------
                                                                                                    3,490
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.8%)
     18,000    CBS Corp. "B"                                                                          411
    136,800    DIRECTV Group, Inc.  *                                                               3,427
     25,000    Liberty Global, Inc. "A"  *                                                            940
      5,700    Time Warner Cable, Inc.  *                                                             155
                                                                                          ---------------
                                                                                                    4,933
                                                                                          ---------------
               CASINOS & GAMING (0.0%)
        800    Churchill Downs, Inc.                                                                   36
                                                                                          ---------------
               COMPUTER & ELECTRONICS RETAIL (0.4%)
     47,600    Best Buy Co., Inc.                                                                   2,047
     11,400    RadioShack Corp.                                                                       199
                                                                                          ---------------
                                                                                                    2,246
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.1%)
     10,200    Garmin Ltd.                                                                            599
                                                                                          ---------------
               DEPARTMENT STORES (0.0%)
      1,100    Sears Holdings Corp.  *                                                                105
                                                                                          ---------------
               EDUCATIONAL SERVICES (0.0%)
        900    Investools, Inc.  *                                                                     10
                                                                                          ---------------
               FOOTWEAR (0.2%)
     16,200    NIKE, Inc. "B"                                                                         975
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.1%)
     41,400    Big Lots, Inc.  *                                                                      698
                                                                                          ---------------
               HOME FURNISHINGS (0.2%)
     91,400    Leggett & Platt, Inc.                                                                1,526
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.1%)
     11,900    Home Depot, Inc.                                                                       316
      3,500    Lowe's Companies, Inc.                                                                  84
                                                                                          ---------------
                                                                                                      400
                                                                                          ---------------

2

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               HOMEBUILDING (0.1%)
        600    NVR, Inc.  *                                                                $          324
                                                                                          ---------------
               INTERNET RETAIL (0.0%)
      3,300    Amazon.com, Inc.  *                                                                    213
                                                                                          ---------------
               LEISURE FACILITIES (0.0%)
        100    Vail Resorts, Inc.  *                                                                    5
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
     32,700    Brunswick Corp.                                                                        533
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.1%)
     20,600    Regal Entertainment Group "A"                                                          407
                                                                                          ---------------
               PUBLISHING (0.2%)
        400    Global Sources Ltd.  *                                                                   5
    126,500    Idearc, Inc.                                                                           610
     65,200    R.H. Donnelley Corp.  *(a)                                                             462
                                                                                          ---------------
                                                                                                    1,077
                                                                                          ---------------
               RESTAURANTS (0.8%)
      9,200    Darden Restaurants, Inc.                                                               284
     40,200    McDonald's Corp.                                                                     2,175
     78,300    Yum! Brands, Inc.                                                                    2,697
                                                                                          ---------------
                                                                                                    5,156
                                                                                          ---------------
               SPECIALTY STORES (0.4%)
     91,100    Barnes & Noble, Inc.                                                                 2,562
      7,300    Sally Beauty Holdings, Inc.  *                                                          56
                                                                                          ---------------
                                                                                                    2,618
                                                                                          ---------------
               TIRES & RUBBER (0.1%)
     17,900    Cooper Tire & Rubber Co.                                                               324
                                                                                          ---------------
               Total Consumer Discretionary                                                        26,808
                                                                                          ---------------

               CONSUMER STAPLES (4.6%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.3%)
     14,200    Bunge Ltd.  (a)                                                                      1,574
                                                                                          ---------------
               FOOD RETAIL (0.6%)
     93,400    Kroger Co.                                                                           2,265
      7,000    Safeway, Inc.                                                                          201
     42,500    SUPERVALU, Inc.                                                                      1,116
                                                                                          ---------------
                                                                                                    3,582
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.7%)
     26,500    Colgate-Palmolive Co.                                                                2,016
        400    Energizer Holdings, Inc.  *                                                             37
     29,100    Kimberly-Clark Corp.                                                                 1,897
      3,800    Procter & Gamble Co.                                                                   252
                                                                                          ---------------
                                                                                                    4,202
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.5%)
     48,000    BJ's Wholesale Club, Inc.  *                                                         1,515

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
      3,600    Costco Wholesale Corp.                                                      $          223
     30,300    Wal-Mart Stores, Inc.                                                                1,502
                                                                                          ---------------
                                                                                                    3,240
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.1%)
     16,500    ConAgra Foods, Inc.                                                                    365
      9,800    Wm. Wrigley Jr. Co.                                                                    586
                                                                                          ---------------
                                                                                                      951
                                                                                          ---------------
               SOFT DRINKS (1.7%)
    158,300    Pepsi Bottling Group, Inc.  (a)                                                      5,384
     84,200    PepsiAmericas, Inc.                                                                  2,130
     35,300    PepsiCo, Inc.                                                                        2,456
                                                                                          ---------------
                                                                                                    9,970
                                                                                          ---------------
               TOBACCO (0.7%)
     48,500    Altria Group, Inc.                                                                   3,547
      7,400    Loews Corp. - Carolina Group                                                           557
                                                                                          ---------------
                                                                                                    4,104
                                                                                          ---------------
               Total Consumer Staples                                                              27,623
                                                                                          ---------------

               Energy (6.8%)
               -------------
               INTEGRATED OIL & GAS (4.2%)
     61,300    Chevron Corp.                                                                        5,312
     49,000    ConocoPhillips                                                                       4,053
    135,900    Exxon Mobil Corp.  (j)                                                              11,825
     19,200    Hess Corp.                                                                           1,789
     39,200    Marathon Oil Corp.                                                                   2,084
                                                                                          ---------------
                                                                                                   25,063
                                                                                          ---------------
               OIL & GAS DRILLING (0.6%)
        700    Diamond Offshore Drilling, Inc.                                                         85
      6,700    Noble Corp.                                                                            329
     22,061    Transocean, Inc.  *                                                                  3,100
                                                                                          ---------------
                                                                                                    3,514
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.9%)
     28,500    FMC Technologies, Inc.  *                                                            1,615
     62,900    Global Industries Ltd.  *                                                            1,158
     13,100    National-Oilwell Varco, Inc.  *                                                        816
      9,500    Schlumberger Ltd.                                                                      821
     18,400    Superior Energy Services, Inc.  *                                                      749
      5,500    Tidewater, Inc.                                                                        309
                                                                                          ---------------
                                                                                                    5,468
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
        400    Comstock Resources, Inc.  *                                                             14
      7,500    Noble Energy, Inc.                                                                     580
     26,400    St. Mary Land & Exploration Co.                                                        974
        900    Swift Energy Co.  *                                                                     43
     40,100    W&T Offshore, Inc.                                                                   1,423
                                                                                          ---------------
                                                                                                    3,034
                                                                                          ---------------

4

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               OIL & GAS REFINING & MARKETING (0.4%)
     19,500    Frontier Oil Corp.                                                          $          696
     25,900    Sunoco, Inc.                                                                         1,582
                                                                                          ---------------
                                                                                                    2,278
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     23,900    Frontline Ltd.  (a)                                                                  1,079
                                                                                          ---------------
               Total Energy                                                                        40,436
                                                                                          ---------------

               FINANCIALS (7.1%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
     16,500    Ameriprise Financial, Inc.                                                             835
     75,600    Bank of New York Mellon Corp.                                                        3,317
      3,800    Janus Capital Group, Inc.                                                               92
     16,500    Northern Trust Corp.                                                                 1,116
      7,200    State Street Corp.                                                                     565
      9,000    T. Rowe Price Group, Inc.                                                              455
                                                                                          ---------------
                                                                                                    6,380
                                                                                          ---------------
               DIVERSIFIED BANKS (0.9%)
      1,100    U.S. Bancorp                                                                            35
     50,100    Wachovia Corp.                                                                       1,534
    123,300    Wells Fargo & Co.                                                                    3,604
                                                                                          ---------------
                                                                                                    5,173
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.3%)
     40,300    Charles Schwab Corp.                                                                   790
     20,400    Goldman Sachs Group, Inc.                                                            3,460
     13,800    Lehman Brothers Holdings, Inc.                                                         704
     55,300    Morgan Stanley                                                                       2,329
     30,600    Raymond James Financial, Inc.                                                          688
                                                                                          ---------------
                                                                                                    7,971
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.0%)
      3,300    AFLAC, Inc.                                                                            206
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.3%)
     29,100    Hartford Financial Services Group, Inc.  (a)                                         2,034
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
    108,900    Bank of America Corp.                                                                4,328
     31,900    Citigroup, Inc.                                                                        756
     23,100    JPMorgan Chase & Co.                                                                   939
                                                                                          ---------------
                                                                                                    6,023
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.0%)
     42,100    ACE Ltd.                                                                             2,368
     41,500    Allied World Assurance Holdings Co. Ltd.                                             1,807
     34,900    Travelers Companies, Inc.                                                            1,620
                                                                                          ---------------
                                                                                                    5,795
                                                                                          ---------------
               REGIONAL BANKS (0.5%)
     62,900    BB&T Corp.                                                                           1,958

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
     44,700    Regions Financial Corp.                                                    $           948
                                                                                          ---------------
                                                                                                    2,906
                                                                                          ---------------
               REINSURANCE (0.1%)
     12,100    PartnerRe Ltd.                                                                         930
                                                                                          ---------------
               REITS - DIVERSIFIED (0.1%)
      4,100    Vornado Realty Trust                                                                   343
                                                                                          ---------------
               REITS - INDUSTRIAL (0.1%)
        900    AMB Property Corp.                                                                      45
      5,200    ProLogis                                                                               280
                                                                                          ---------------
                                                                                                      325
                                                                                          ---------------
               REITS - MORTGAGE (0.0%)
      3,900    iStar Financial, Inc.                                                                   77
                                                                                          ---------------
               REITS - OFFICE (0.0%)
      2,400    Boston Properties, Inc.                                                                207
                                                                                          ---------------
               REITS - RESIDENTIAL (0.1%)
      5,217    Apartment Investment and Management Co. "A"                                            180
      2,100    AvalonBay Communities, Inc.                                                            194
      1,500    Camden Property Trust                                                                   71
      8,300    Equity Residential Properties Trust                                                    317
                                                                                          ---------------
                                                                                                      762
                                                                                          ---------------
               REITS - RETAIL (0.2%)
        500    Federal Realty Investment Trust                                                         36
      4,300    Kimco Realty Corp.                                                                     145
      2,700    Regency Centers Corp.                                                                  160
      7,000    Simon Property Group, Inc.                                                             586
      6,000    Weingarten Realty Investors                                                            193
                                                                                          ---------------
                                                                                                    1,120
                                                                                          ---------------
               REITS - SPECIALIZED (0.1%)
      3,200    HCP, Inc.                                                                               93
     10,500    Host Hotels & Resorts, Inc.                                                            170
      6,300    Public Storage, Inc.                                                                   513
                                                                                          ---------------
                                                                                                      776
                                                                                          ---------------
               SPECIALIZED FINANCE (0.3%)
      2,800    CME Group, Inc.                                                                      1,437
      2,200    NASDAQ Stock Market, Inc.  *                                                            92
                                                                                          ---------------
                                                                                                    1,529
                                                                                          ---------------
               Total Financials                                                                    42,557
                                                                                          ---------------

               HEALTH CARE (6.1%)
               ------------------
               BIOTECHNOLOGY (0.3%)
      7,600    Cubist Pharmaceuticals, Inc.  *                                                        138
     30,700    Gilead Sciences, Inc.  *                                                             1,453
                                                                                          ---------------
                                                                                                    1,591
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.6%)
     14,200    AmerisourceBergen Corp.                                                                593

6

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
     54,500    McKesson Corp.  (a)                                                        $         3,202
                                                                                          ---------------
                                                                                                    3,795
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.5%)
     33,800    Baxter International, Inc.                                                           1,995
     10,900    Kinetic Concepts, Inc.  *                                                              560
      9,200    Quidel Corp.  *                                                                        151
                                                                                          ---------------
                                                                                                    2,706
                                                                                          ---------------
               HEALTH CARE SERVICES (0.1%)
      3,200    Express Scripts, Inc.  *                                                               189
     13,700    Medco Health Solutions, Inc.  *                                                        607
                                                                                          ---------------
                                                                                                      796
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.0%)
      3,600    Cambrex Corp.                                                                           31
                                                                                          ---------------
               MANAGED HEALTH CARE (1.8%)
     78,700    Aetna, Inc.                                                                          3,904
      5,100    Centene Corp.  *                                                                        91
     50,800    Health Net, Inc.  *                                                                  2,232
     31,800    Humana, Inc.  *                                                                      2,173
     13,900    UnitedHealth Group, Inc.                                                               646
     22,500    WellPoint, Inc.  *                                                                   1,577
                                                                                          ---------------
                                                                                                   10,623
                                                                                          ---------------
               PHARMACEUTICALS (2.8%)
     33,800    Abbott Laboratories                                                                  1,810
     75,900    Bristol-Myers Squibb Co.                                                             1,716
     12,700    Cypress Bioscience, Inc.  *                                                            102
     51,500    Eli Lilly & Co.                                                                      2,576
     17,400    Johnson & Johnson                                                                    1,078
     52,600    Merck & Co., Inc.                                                                    2,330
    207,200    Pfizer, Inc.                                                                         4,616
     52,600    Schering-Plough Corp.                                                                1,142
     70,100    Sepracor, Inc.  *                                                                    1,505
                                                                                          ---------------
                                                                                                   16,875
                                                                                          ---------------
               Total Health Care                                                                   36,417
                                                                                          ---------------

               Industrials (5.8%)
               ------------------
               Aerospace & Defense (1.9%)
     14,100    Boeing Co.                                                                           1,168
      6,100    General Dynamics Corp.                                                                 499
     12,800    Goodrich Corp.                                                                         758
     63,100    Honeywell International, Inc.                                                        3,631
      8,100    L-3 Communications Holdings, Inc.                                                      861
     15,000    Lockheed Martin Corp.                                                                1,548
     36,900    Northrop Grumman Corp.                                                               2,901
        300    Precision Castparts Corp.                                                               33
      2,600    United Technologies Corp.                                                              183
                                                                                          ---------------
                                                                                                   11,582
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.6%)
     20,700    Fluor Corp.                                                                          2,883

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
      7,400    Jacobs Engineering Group, Inc.  *                                          $           594
      7,500    Perini Corp.  *                                                                        281
        900    URS Corp.  *                                                                            36
                                                                                          ---------------
                                                                                                    3,794
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     36,800    Caterpillar, Inc.                                                                    2,662
     13,800    PACCAR, Inc.                                                                           598
                                                                                          ---------------
                                                                                                    3,260
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.4%)
     34,000    Brink's Co.                                                                          2,275
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
     16,900    Emerson Electric Co.                                                                   861
      1,700    First Solar, Inc.  *                                                                   349
      4,300    Hubbell, Inc. "B"                                                                      195
                                                                                          ---------------
                                                                                                    1,405
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
    223,800    Allied Waste Industries, Inc.  *                                                     2,314
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.8%)
    103,300    General Electric Co.                                                                 3,423
     26,300    McDermott International, Inc.  *                                                     1,374
                                                                                          ---------------
                                                                                                    4,797
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.2%)
      8,700    Crane Co.                                                                              359
      1,000    Harsco Corp.                                                                            56
     12,300    Parker-Hannifin Corp.                                                                  795
                                                                                          ---------------
                                                                                                    1,210
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.0%)
      6,700    Steelcase, Inc. "A"                                                                     95
                                                                                          ---------------
               RAILROADS (0.4%)
      1,800    Burlington Northern Santa Fe Corp.                                                     158
      5,100    CSX Corp.                                                                              248
      6,600    Kansas City Southern  *                                                                236
     12,400    Union Pacific Corp.                                                                  1,547
                                                                                          ---------------
                                                                                                    2,189
                                                                                          ---------------
               TRUCKING (0.3%)
     26,000    Ryder System, Inc.                                                                   1,498
                                                                                          ---------------
               Total Industrials                                                                   34,419
                                                                                          ---------------

               INFORMATION TECHNOLOGY (7.1%)
               -----------------------------
               APPLICATION SOFTWARE (0.1%)
      2,000    Adobe Systems, Inc.  *                                                                  67
     60,100    Compuware Corp.  *                                                                     479
                                                                                          ---------------
                                                                                                      546
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.5%)
    101,100    Cisco Systems, Inc.  *                                                               2,464

8

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
     12,900    Juniper Networks, Inc.  *                                                  $           346
                                                                                          ---------------
                                                                                                    2,810
                                                                                          ---------------
               COMPUTER HARDWARE (1.9%)
     30,000    Apple, Inc.  *                                                                       3,750
     69,200    Hewlett-Packard Co.                                                                  3,306
     29,800    International Business Machines Corp.                                                3,393
     58,900    Sun Microsystems, Inc.  *                                                              966
                                                                                          ---------------
                                                                                                   11,415
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.8%)
     78,800    EMC Corp.  *                                                                         1,224
        500    Emulex Corp.  *                                                                          7
     36,900    Lexmark International, Inc. "A"  *                                                   1,219
      7,800    Network Appliance, Inc.  *                                                             169
     39,000    QLogic Corp.  *                                                                        618
     43,500    Western Digital Corp.  *                                                             1,343
                                                                                          ---------------
                                                                                                    4,580
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
      7,600    Computer Sciences Corp.  *                                                             330
     38,400    Hewitt Associates, Inc. "A"  *                                                       1,516
      1,100    MasterCard, Inc. "A"                                                                   209
                                                                                          ---------------
                                                                                                    2,055
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
     13,600    Dolby Laboratories, Inc. "A"  *                                                        602
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
      6,600    Multi - Fineline Electronix, Inc.  *                                                   140
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
      5,300    Activision, Inc.  *                                                                    144
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.7%)
     32,000    eBay, Inc.  *                                                                          843
      5,900    Google, Inc. "A"  *                                                                  2,780
     27,600    Yahoo!, Inc.  *                                                                        767
                                                                                          ---------------
                                                                                                    4,390
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.0%)
      1,600    Maximus, Inc.                                                                           58
                                                                                          ---------------
               OFFICE ELECTRONICS (0.0%)
      8,400    Xerox Corp.                                                                            124
                                                                                          ---------------
               SEMICONDUCTORS (0.9%)
     12,300    Amkor Technology, Inc.  *                                                              144
     90,200    Intel Corp.                                                                          1,799
     23,300    NVIDIA Corp.  *                                                                        498
     86,300    Texas Instruments, Inc.                                                              2,586
      3,700    Zoran Corp.  *                                                                          51
                                                                                          ---------------
                                                                                                    5,078
                                                                                          ---------------
               SYSTEMS SOFTWARE (1.3%)
    266,700    Microsoft Corp.  (j)                                                                 7,260

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
     41,500    Novell, Inc.  *                                                             $          309
      2,200    Symantec Corp.  *                                                                       37
                                                                                          ---------------
                                                                                                    7,606
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.5%)
     61,500    Arrow Electronics, Inc.  *                                                           2,006
     28,100    Avnet, Inc.  *                                                                         947
                                                                                          ---------------
                                                                                                    2,953
                                                                                          ---------------
               Total Information Technology                                                        42,501
                                                                                          ---------------

               MATERIALS (1.7%)
               ----------------
               COMMODITY CHEMICALS (0.1%)
     14,200    Celanese Corp. "A"                                                                     552
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.0%)
      2,800    Compass Minerals International, Inc.                                                   159
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
        800    CF Industries Holdings, Inc.                                                            98
     20,500    Monsanto Co.                                                                         2,371
      9,200    Terra Industries, Inc.  *                                                              416
                                                                                          ---------------
                                                                                                    2,885
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.3%)
     36,900    Owens-Illinois, Inc.  *                                                              2,083
                                                                                          ---------------
               PAPER PACKAGING (0.2%)
     19,800    Smurfit-Stone Container Corp.  *                                                       158
     62,200    Temple-Inland, Inc.                                                                    854
                                                                                          ---------------
                                                                                                    1,012
                                                                                          ---------------
               PAPER PRODUCTS (0.1%)
     11,700    International Paper Co.                                                                371
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.0%)
        300    Minerals Technologies, Inc.                                                             18
                                                                                          ---------------
               STEEL (0.5%)
     28,800    AK Steel Holding Corp.                                                               1,516
     12,800    United States Steel Corp.                                                            1,388
                                                                                          ---------------
                                                                                                    2,904
                                                                                          ---------------
               Total Materials                                                                      9,984
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.7%)
               Integrated Telecommunication Services (1.1%)
     60,300    AT&T, Inc.                                                                           2,100
    113,100    Verizon Communications, Inc.                                                         4,108
      7,200    Windstream Corp.                                                                        85
                                                                                          ---------------
                                                                                                    6,293
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.6%)
     76,400    Telephone & Data Systems, Inc.  (a)                                                  3,583

10

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ---------------------------------------------------------------------------------------------------------
      4,800    United States Cellular Corp.  *                                            $           302
                                                                                          ---------------
                                                                                                    3,885
                                                                                          ---------------
               Total Telecommunication Services                                                    10,178
                                                                                          ---------------

               UTILITIES (1.4%)
               ----------------
               ELECTRIC UTILITIES (0.8%)
     39,400    American Electric Power Co., Inc.                                                    1,612
     31,300    Duke Energy Corp.                                                                      549
     45,200    Edison International                                                                 2,233
     10,700    PPL Corp.                                                                              486
                                                                                          ---------------
                                                                                                    4,880
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
      6,700    Constellation Energy Group, Inc.                                                       592
                                                                                          ---------------
               MULTI-UTILITIES (0.5%)
     56,400    Consolidated Edison, Inc.                                                            2,306
      3,300    PG&E Corp.                                                                             124
      7,500    Sempra Energy                                                                          399
                                                                                          ---------------
                                                                                                    2,829
                                                                                          ---------------
               Total Utilities                                                                      8,301
                                                                                          ---------------
               Total Common Stocks (cost: $288,122)                                               279,224
                                                                                          ---------------

  PRINCIPAL
  AMOUNT
  $(000)/
  SHARES
 ----------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (1.9%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
     15,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual
               (b)                                                                                  1,408
                                                                                          ---------------

               FINANCIALS (1.4%)
               -----------------
               LIFE & HEALTH INSURANCE (0.2%)
     65,000    Delphi Financial Group, Inc., Junior Subordinated Notes, 7.38%, perpetual            1,341
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
     17,500    Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                               1,691
     $1,000    White Mountains Re Group, Junior Subordinated Notes, 7.51%, perpetual  (b)             854
                                                                                          ---------------
                                                                                                    2,545
                                                                                          ---------------
               REINSURANCE (0.5%)
      1,500    Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual                          763
     $2,000    Swiss Re Capital I LP, 6.85%, perpetual  (b)                                         1,891
                                                                                          ---------------
                                                                                                    2,654
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.3%)
     50,000    Countrywide Capital V, 7.00%, cumulative redeemable, perpetual                         861

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL
  AMOUNT                                                                                  MARKET
  $(000)/                                                                                 VALUE
  SHARES       SECURITY                                                                   (000)
 ----------------------------------------------------------------------------------------------------------
     65,000    IndyMac Bank, F.S.B., 8.50%  (b)                                           $           469
      5,000    Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual              170
                                                                                          ---------------
                                                                                                    1,500
                                                                                          ---------------
               Total Financials                                                                     8,040
                                                                                          ---------------

               U.S. GOVERNMENT (0.3%)
               ----------------------
     40,000    Fannie Mae, 8.25%, (c), (+)                                                          1,027
     40,000    Freddie Mac, 8.38%, (c), (+)                                                         1,032
                                                                                          ---------------
                                                                                                    2,059
                                                                                          ---------------
               Total U.S. Government                                                                2,059
                                                                                          ---------------
               Total Preferred Securities (cost: $13,891)                                          11,507
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (9.3%)
    780,000    iShares MSCI EAFE Index Fund  (cost:  $51,610)                                      55,739
                                                                                          ---------------
               Total Equity
               Securities
               (cost: $353,623)                                                                   346,470
                                                                                          ---------------

  PRINCIPAL
  AMOUNT                                                  COUPON
  (000)                                                     RATE       MATURITY
 ----------------------------------------------------------------------------------------------------------


               BONDS (30.8%)

               CORPORATE OBLIGATIONS (16.8%)

               CONSUMER DISCRETIONARY (1.9%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
$     1,000    Kellwood Co.                                7.88%      7/15/2009                       995
      1,000    Kellwood Co.                                7.63      10/15/2017                       795
                                                                                          ---------------
                                                                                                    1,790
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.5%)
      1,000    Charter Communications Operating, LLC (b)    8.00      4/30/2012                       935
      1,000    Cox Enterprises, Inc. (b)                    7.38      6/15/2009                     1,040
      1,000    Liberty Media Corp.                          5.70      5/15/2013                       899
                                                                                          ---------------
                                                                                                    2,874
                                                                                          ---------------
               HOMEBUILDING (0.2%)
      1,000    Centex Corp.                                 7.50      1/15/2012                       926

12

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                        MARKET
  AMOUNT                                                  COUPON                                    VALUE
  (000)        SECURITY                                     RATE       MATURITY                     (000)
 ----------------------------------------------------------------------------------------------------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
$     1,000    Royal Caribbean Cruises Ltd.                 7.25%     6/15/2016           $           950
               HOUSEHOLD APPLIANCES (0.2%)
      1,500    Stanley Works Capital Trust I                5.90     12/01/2045                     1,335
               HOUSEWARES & SPECIALTIES (0.2%)
      1,380    Newell Rubbermaid, Inc.                      6.35      7/15/2028                     1,385
               PUBLISHING (0.3%)
      1,000    Knight-Ridder, Inc.                          5.75      9/01/2017                       666
      1,500    Scholastic Corp.                             5.00      4/15/2013                     1,283
                                                                                          ---------------
                                                                                                    1,949
                                                                                          ---------------
               Total Consumer Discretionary                                                        11,209
                                                                                          ---------------

               ENERGY (0.8%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (0.3%)
      1,000    Seacor Holdings, Inc.                        7.20      9/15/2009                     1,054
        881    Seacor Holdings, Inc.                        5.88     10/01/2012                       934
                                                                                          ---------------
                                                                                                    1,988
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      1,000    Southwestern Energy Co.                      7.63      5/01/2027                     1,058
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.3%)
      1,000    Sabine Pass LNG, LP                          7.25     11/30/2013                       985
      1,000    TEPPCO Partners, LP                          7.00      6/01/2067                       875
                                                                                          ---------------
                                                                                                    1,860
                                                                                          ---------------
               Total Energy                                                                         4,906
                                                                                          ---------------

               FINANCIALS (9.7%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
      1,000    American Capital Strategies Ltd.             6.85      8/01/2012                     1,000
                                                                                          ---------------
               CONSUMER FINANCE (0.6%)
      1,000    Ford Motor Credit Co. LLC                    7.00     10/01/2013                       821
      1,000    General Motors Acceptance Corp.              6.75     12/01/2014                       754
      2,000    SLM Corp.                                    3.53 (d)  1/26/2009                     1,907
                                                                                          ---------------
                                                                                                    3,482
                                                                                          ---------------
               DIVERSIFIED BANKS (0.2%)
      1,000    Emigrant Bancorp, Inc. (b)                   6.25      6/15/2014                     1,107
        364    U.S. Central Credit Union                    2.70      9/30/2009                       365
                                                                                          ---------------
                                                                                                    1,472
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.9%)
      1,000    Great-West Life & Annuity Insurance Co.
                    (b)                                     7.15      5/16/2046                       938
      1,000    Lincoln National Corp.                       7.00      5/17/2066                       969
      2,000    Prudential Holdings, LLC (b)                 8.70     12/18/2023                     2,496
      1,000    StanCorp Financial Group, Inc.               6.90      5/29/2067                       884
                                                                                          ---------------
                                                                                                    5,287
                                                                                          ---------------
               MULTI-LINE INSURANCE (1.0%)
      1,000    ASIF Global Financing XIX (b)                4.90      1/17/2013                     1,001

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                        MARKET
  AMOUNT                                                  COUPON                                    VALUE
  (000)        SECURITY                                     RATE       MATURITY                     (000)
 ----------------------------------------------------------------------------------------------------------
$     1,000    Genworth Financial, Inc.                     6.15%    11/15/2066           $           849
      1,000    Glen Meadow (b)                              6.51      2/12/2067                       935
      2,000    Oil Casualty Insurance Ltd. (b)              8.00      9/15/2034                     1,757
      1,500    Oil Insurance Ltd. (b)                       7.56               -(e)                 1,402
                                                                                          ---------------
                                                                                                    5,944
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (2.0%)
      1,000    Assured Guaranty U.S. Holdings, Inc.         6.40     12/15/2066                       805
      1,000    Fidelity National Title Group, Inc.          7.30      8/15/2011                     1,063
      1,000    Fidelity National Title Group, Inc.          5.25      3/15/2013                       997
      1,500    Fund American Companies, Inc.                5.88      5/15/2013                     1,562
      2,000    Liberty Mutual Group, Inc. (b)               7.00      3/15/2037                     1,779
      1,000    MBIA Insurance Co. (b)                      14.00      1/15/2033                     1,021
      1,500    Progressive Corp.                            6.70      6/15/2037                     1,328
      1,000    RLI Corp.                                    5.95      1/15/2014                       996
      1,000    Security Capital Assurance Ltd. (f)          6.88               -(e)                   151
      1,500    Travelers Companies, Inc.                    6.25      3/15/2037                     1,369
      1,500    XL Capital Ltd.                              6.50               -(e)                 1,124
                                                                                          ---------------
                                                                                                   12,195
                                                                                          ---------------
               REGIONAL BANKS (2.3%)
      2,000    Colonial Bank, N.A.                          8.00      3/15/2009                     2,062
      1,000    Cullen/Frost Bankers, Inc.                   5.75      2/15/2017                     1,046
      1,000    Fifth Third Capital Trust IV                 6.50      4/15/2037                       837
      1,000    First Republic Bank Corp.                    7.75      9/15/2012                     1,072
      2,000    Fulton Capital Trust I                       6.29      2/01/2036                     1,467
      1,000    Huntington Capital III                       6.65      5/15/2037                       833
      1,000    Imperial Bank                                8.50      4/01/2009                     1,048
      1,000    PNC Preferred Funding Trust (b)              6.52               -(e)                   800
      1,500    Popular North America Capital Trust I        6.56      9/15/2034                     1,211
      1,000    Regions Financing Trust II                   6.63      5/15/2047                       782
      1,000    TCF National Bank                            5.50      2/01/2016                     1,050
      1,000    Union Planters Bank, N.A.                    6.50      3/15/2008                     1,003
      1,000    Webster Capital Trust IV                     7.65      6/15/2037                       779
                                                                                          ---------------
                                                                                                   13,990
                                                                                          ---------------
               REITS - RETAIL (1.1%)
      2,000    Pan Pacific Retail Properties, Inc.          7.95      4/15/2011                     2,172
      1,000    Rouse Co.                                    8.00      4/30/2009                       995
      1,500    Rouse Co. (b)                                6.75      5/01/2013                     1,319
      2,000    Tanger Factory Outlets                       6.15     11/15/2015                     2,082
                                                                                          ---------------
                                                                                                    6,568
                                                                                          ---------------
               REITS - SPECIALIZED (0.2%)
      1,000    Hospitality Properties Trust                 5.13      2/15/2015                       897
                                                                                          ---------------
               SPECIALIZED FINANCE (0.1%)
      1,000    Financial Security Assurance Holdings
                    Ltd. (b)                                6.40     12/15/2066                       743
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (1.1%)
      1,000    Countrywide Financial Corp. (a)              6.25      5/15/2016                       861
      1,000    Independence Community Bank Corp.            3.50      6/20/2013                       996
      1,000    Radian Group, Inc.                           7.75      6/01/2011                       877
      2,000    Roslyn Bancorp, Inc.                         7.50     12/01/2008                     2,054
      1,000    Washington Mutual Preferred Funding Trust                       -(e)
                    I (b)                                   6.53                                      659

14

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                        MARKET
  AMOUNT                                                  COUPON                                    VALUE
  (000)        SECURITY                                     RATE       MATURITY                     (000)
 ----------------------------------------------------------------------------------------------------------
$     1,000    Washington Mutual Preferred Funding Trust                       -(e)
                    IV (b)                                  9.75%                         $           861
                                                                                          ---------------
                                                                                                    6,308
                                                                                          ---------------
               Total Financials                                                                    57,886
                                                                                          ---------------

               INDUSTRIALS (0.6%)
               ------------------
               BUILDING PRODUCTS (0.2%)
      1,000    USG Corp.                                    6.30     11/15/2016                       861
                                                                                          ---------------
               TRUCKING (0.4%)
      2,500    Roadway Corp.                                8.25     12/01/2008                     2,487
                                                                                          ---------------
               Total Industrials                                                                    3,348
                                                                                          ---------------

               INFORMATION TECHNOLOGY (0.3%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
      1,750    Fiserv, Inc.                                 4.00      4/15/2008                     1,751
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.1%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      1,000    US Unwired, Inc.                            10.00      6/15/2012                       930
                                                                                          ---------------

               UTILITIES (3.4%)
               ----------------
               ELECTRIC UTILITIES (2.3%)
      1,522    Cedar Brakes II, LLC (b)                     9.88      9/01/2013                     1,719
        868    Entergy Gulf States, Inc.                    6.20      7/01/2033                       807
      1,000    FPL Group Capital, Inc.                      6.35     10/01/2066                       922
      1,000    Illinois Power Co. (b)                       6.13     11/15/2017                     1,039
      2,000    Monongahela Power Co.                        7.36      1/15/2010                     2,148
      1,661    Oglethorpe Power Corp.                       6.97      6/30/2011                     1,754
        898    Power Contract Financing, LLC (b)            6.26      2/01/2010                       920
      1,000    PPL Capital Funding, Inc.                    4.33      3/01/2009                     1,004
      1,000    PPL Capital Funding, Inc.                    6.70      3/30/2067                       890
      1,660    Tristate General & Transport Association
                    (b)                                     6.04      1/31/2018                     1,705
      1,000    West Penn Power Co.                          6.63      4/15/2012                     1,084
                                                                                          ---------------
                                                                                                   13,992
                                                                                          ---------------
               GAS UTILITIES (0.2%)
      1,000    Enbridge Energy Partners, LP                 8.05     10/01/2037                       952
                                                                                          ---------------
               MULTI-UTILITIES (0.9%)
      2,000    Black Hills Corp.                            6.50      5/15/2013                     2,110
      1,000    Puget Sound Energy, Inc.                     6.97      6/01/2067                       900
      1,500    Wisconsin Energy Corp.                       6.25      5/15/2067                     1,367
      1,000    WPS Resources Corp.                          6.11     12/01/2066                       888
                                                                                          ---------------
                                                                                                    5,265
                                                                                          ---------------
               Total Utilities                                                                     20,209
                                                                                          ---------------
               Total Corporate Obligations(cost: $107,046)                                        100,239
                                                                                          ---------------

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                        MARKET
  AMOUNT                                                  COUPON                                    VALUE
  (000)        SECURITY                                     RATE       MATURITY                     (000)
 ----------------------------------------------------------------------------------------------------------
               EURODOLLAR AND YANKEE OBLIGATIONS (5.8%)

               ENERGY (0.7%)
               -------------
               INTEGRATED OIL & GAS (0.5%)
$     1,000    Nakilat, Inc. (b)                            6.07%    12/31/2033           $           876
        733    PEMEX Finance Ltd.                           8.88     11/15/2010                       770
      1,500    Trans-Canada Pipelines Ltd.                  6.35      5/15/2067                     1,372
                                                                                          ---------------
                                                                                                    3,018
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
      1,205    Delek & Avner-Yam Tethys Ltd. (b)            5.33      8/01/2013                     1,251
                                                                                          ---------------
               Total Energy                                                                         4,269
                                                                                          ---------------

               FINANCIALS (4.9%)
               -----------------
               DIVERSIFIED BANKS (2.6%)
      1,000    ANZ Capital Trust I (b)                      4.48               -(e)                   992
      1,000    BNP Paribas (b)                              7.20               -(e)                   921
      1,000    BOI Capital Funding Number 3 LP (b)          6.11               -(e)                   826
      1,000    HBOS plc (b)                                 6.41               -(e)                   793
      1,000    Landsbanki Islands hf (b)                    7.43               -(e)                   885
      1,000    Lloyds TSB Group plc (b)                     6.27               -(e)                   875
      1,000    Mizuho Capital Investment 1 Ltd. (b)         6.69               -(e)                   877
      1,000    National Capital Trust II (b)                5.49               -(e)                   925
      1,000    Nordea Bank AB (b)                           5.42               -(e)                   934
      2,000    Royal Bank of Scotland Group plc             7.64               -(e)                 1,998
      2,000    Skandinaviska Enskilda Banken AB (b)         5.47               -(e)                 1,806
      1,000    Standard Chartered plc (b)                   6.41               -(e)                   885
      1,000    Sumitomo Mitsui Financial Group (b)          6.08               -(e)                   874
      2,000    UFJ Finance Aruba AEC                        8.75               -(e)                 2,035
                                                                                          ---------------
                                                                                                   15,626
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.1%)
      1,000    AXA S.A. (b)                                 6.46               -(e)                   858
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.2%)
      1,000    ING Capital Funding Trust III                8.44               -(e)                 1,088
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
      1,000    ZFS Finance USA Trust II (b)                 6.45     12/15/2065                       910
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.5%)
      1,000    Allied World Assurance Holdings Ltd.         7.50      8/01/2016                     1,044
      1,000    Catlin Insurance Co. Ltd. (b)                7.25               -(e)                   894
      1,000    Mantis Reef Ltd. II (b)                      4.80     11/03/2009                     1,033
                                                                                          ---------------
                                                                                                    2,971
                                                                                          ---------------
               REGIONAL BANKS (0.3%)
      2,000    Glitnir Banki hf (b)                         7.45               -(e)                 1,763
                                                                                          ---------------
               REINSURANCE (0.8%)
      1,000    Endurance Specialty Holdings, Ltd.           6.15     10/15/2015                     1,025
      1,000    Max USA Holdings, Ltd. (b)                   7.20      4/14/2017                     1,045

16

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                        MARKET
  AMOUNT                                                  COUPON                                    VALUE
  (000)        SECURITY                                     RATE       MATURITY                     (000)
 --------------------------------------------------------------------------------------------------------
$     1,500    Montpelier Re Holdings Ltd.                  6.13%     8/15/2013           $         1,513
      1,500    Platinum Underwriters Finance, Inc.          7.50      6/01/2017                     1,499
                                                                                          ---------------
                                                                                                    5,082
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
      1,000    QBE Capital Funding II LP (b)                6.80               -(e)                   919
                                                                                          ---------------
               Total Financials                                                                    29,217
                                                                                          ---------------

               MATERIALS (0.2%)
               ----------------
               DIVERSIFIED METALS & MINING (0.2%)
      1,000    Glencore Finance S.A.                        8.00               -(e)                   974
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations(cost: $36,493)                              34,460
                                                                                          ---------------

               ASSET-BACKED SECURITIES (2.9%)

               FINANCIALS (2.7%)
               -----------------
               ASSET-BACKED FINANCING (2.7%)
        500    Aerco Ltd. (b)                               3.64 (d)  7/15/2025                       501
        453    Airport Airplanes                            3.50 (d)  3/15/2019                       424
      2,000    Banc of America  Mortgage Securities,
                    Inc.                                    4.14 (d)  7/25/2034                     2,022
      1,000    Bank One Issuance Trust                      4.77      2/16/2016                       861
      1,000    Capital One Auto Finance Trust (INS)         4.71      6/15/2012                       953
      1,477    CPS Auto Receivables Trust (b)               5.27     10/15/2010                     1,491
      1,500    Credit Acceptance Auto Dealer Loan Trust     6.16      4/15/2013                     1,479
      1,000    Detroit Edison Securitization Funding,
                    LLC                                     6.42      3/01/2015                     1,094
      1,000    Hertz Vehicle Financing, LLC                 5.08     11/25/2011                       961
      1,000    HSBC Automotive Trust                        4.94     11/19/2012                     1,012
        644    Santander Drive Auto Receivables Trust       5.20     12/15/2010                       638
      1,500    Triad Automobile Receivables Trust           5.43      7/14/2014                     1,520
      2,000    UPFC Auto Receivables Trust                  5.75      9/15/2010                     2,026
        894    USXL Funding, LLC (INS)(b)                   5.38      4/15/2014                       841
                                                                                          ---------------
               Total Financials                                                                    15,823
                                                                                          ---------------

               INDUSTRIALS (0.2%)
               ------------------
               AIRLINES (0.2%)
        117    America West Airlines, Inc.                  6.85      7/02/2009                       115
      1,320    America West Airlines, Inc. (INS)            7.93      1/02/2019                     1,347
                                                                                          ---------------
               Total Industrials                                                                    1,462
                                                                                          ---------------
               Total Asset-Backed Securities(cost: $17,128)                                        17,285
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (4.5%)

               FINANCIALS (4.5%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (4.4%)
        736    Banc of America Commercial Mortgage,
                    Inc.                                    7.02      9/15/2032                       743
      1,250    Banc of America Commercial Mortgage,
                    Inc.                                    7.20      9/15/2032                     1,290

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                        MARKET
  AMOUNT                                                  COUPON                                    VALUE
  (000)        SECURITY                                     RATE       MATURITY                     (000)
 --------------------------------------------------------------------------------------------------------
$       521    Bear Stearns Commercial Mortgage
                    Securities, Inc.                        4.00%     3/13/2040           $           504
        400    Commercial Mortgage Asset Trust              6.98      1/17/2032                       419
        370    Credit Suisse First Boston Mortgage
                    Securities Corp.                        6.10      8/15/2036                       370
      1,000    Credit Suisse First Boston Mortgage
                    Securities Corp.                        7.17      5/17/2040                     1,037
      1,666    Credit Suisse First Boston Mortgage
                    Securities Corp.                        7.55      4/15/2062                     1,718
      1,842    DLJ Commercial Mortgage Corp.                6.46      3/10/2032                     1,854
      1,886    DLJ Commercial Mortgage Corp.                7.30      6/10/2032                     1,922
      2,000    G-Force, LLC (b)                             5.16     12/25/2039                     1,979
      1,000    GE Capital Commercial Mortgage Corp.         6.07      6/10/2038                     1,014
        767    Government Lease Trust (b)                   6.48      5/18/2011                       803
      1,000    GS Mortgage Securities Corp. II (b)          6.45      8/05/2018                     1,026
      1,000    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                        4.82      9/12/2037                       975
        286    Merrill Lynch Mortgage Investors, Inc.       6.48     11/15/2026                       286
        859    Merrill Lynch Mortgage Investors, Inc.       7.56     11/15/2031                       878
      1,500    Mortgage Capital Funding, Inc.               7.26 (d)  6/18/2030                     1,501
      1,000    Nationslink Funding Corp. (b)                7.10 (d)  1/20/2031                       989
      2,195    Paine Weber Mortgage Acceptance Corp.        6.82      6/15/2032                     2,208
      2,000    Prudential Mortgage Capital Funding, LLC     6.76      5/10/2034                     2,068
        216    Salomon Brothers Mortgage Securities VII,
                    Inc.                                    6.34     12/18/2033                       216
      2,000    Wachovia Bank Commercial Mortgage Trust      4.61      5/15/2044                     1,936
      1,000    Wachovia Bank Commercial Mortgage Trust      4.66      5/15/2044                       955
                                                                                          ---------------
                                                                                                   26,691
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
     10,651    Greenwich Capital Commercial Funding
                     Corp., acquired 8/13/2003; cost
                    $602(b),(g)                             1.98      1/11/2035                       356
                                                                                          ---------------
               Total Financials                                                                    27,047
                                                                                          ---------------
               Total Commercial Mortgage Securities(cost: $27,000)                                 27,047
                                                                                          ---------------

               U.S. GOVERNMENT AGENCY ISSUES (0.0%)(c)

               INTEREST-ONLY  COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
      9,451    Government National Mortgage Assn.           1.74      7/16/2010                       152
                                                                                          ---------------
               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
        103    Government National Mortgage Assn.  I        7.00      4/15/2032                       110
                                                                                          ---------------
               Total U.S. Government Agency Issues(cost: $250)                                        262
                                                                                          ---------------

               MUNICIPAL BONDS (0.8%)

               CASINOS & GAMING (0.6%)
      2,000    Mashantucket (Western) Pequot Tribe (b)      5.91      9/01/2021                     1,818
      1,500    Seneca Nation of Indians Capital
                    Improvements Auth.                      6.75     12/01/2013                     1,550
                                                                                          ---------------
                                                                                                    3,368
                                                                                          ---------------

18

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

  PRINCIPAL                                                                                        MARKET
  AMOUNT                                                  COUPON                                    VALUE
  (000)        SECURITY                                     RATE       MATURITY                     (000)
 -------------------------------------------------------------------------------------------------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
$       584    California Maritime Infrastructure Auth.     6.63%    11/01/2009           $           586
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
      1,000    Erie County Tobacco Asset Securitization
                    Corp.                                   6.00      6/01/2028                       904
                                                                                          ---------------
               Total Municipal Bonds(cost: $5,058)                                                  4,858
                                                                                          ---------------
               Total
               Bonds
               (cost: $192,975)                                                                   184,151
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (10.6%)

               DISCOUNT NOTES (8.1%)
     48,002    Federal Farm Credit Bank, 2.58%, 3/03/2008 (c),(+), (k)                             47,995

               U.S. TREASURY BILLS (0.2%)
        941    3.05%, 4/17/2008 (i)                                                                   938
                                                                                          ---------------

 Number of
     Shares
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (2.3%)
 14,022,085      SSgA Prime Money Market Fund, 3.56% (h)                                           14,022
                                                                                          ---------------
               Total Money Market
               Instruments
               (cost: $62,955)                                                                     62,955
                                                                                          ---------------

  PRINCIPAL
  AMOUNT
  (000)
 ----------------------------------------------------------------------------------------------------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.2%)

               CORPORATE OBLIGATIONS (0.8%)

               FINANCIALS (0.8%)
               -----------------
               REGIONAL BANKS (0.8%)
$     5,000    Bank of America, N.A.                        3.18% (d) 6/13/2008                     5,002
                                                                                          ---------------

               REPURCHASE AGREEMENTS (0.1%)
        400    Deutsche Bank Securities, Inc., 3.10%, acquired on 2/29/2008 and due
                     3/03/2008 at $400 (collateralized by $403 of Fannie Mae (c),
                    (+),6.00%, due 12/12/2023; market value $408)                                     400

  P O R T F O L I O
======================----------------------------------------------------------
                         of INVESTMENTS
                         (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)


  Number of                                                                                        Market
     Shares    Security                                             Coupon Rate   Maturity    Value (000)
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.3%)
    824,208    AIM Short-Term Investment Co. Liquid
                      Assets Portfolio, 3.63% (h)                                         $           824
  1,078,229    Merrill Lynch Premier Institutional
                      Fund, 3.85% (h)                                                               1,078
                                                                                          ---------------
               Total Money Market Funds                                                             1,902
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities
               Loaned
               (cost: $7,302)                                                                       7,304
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $616,855)                                       $         600,880
                                                                                          ===============

  N O T E S
=====================-----------------------------------------------------------
                     to Portfolio of INVESTMENTS


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)


GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

  N O T E S
=====================-----------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures contracts are valued at the last quoted sales price.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial

22

  N O T E S
=====================-----------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of February 29, 2008.

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required

  N O T E S
=====================-----------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of February 29, 2008, was approximately $6,792,000.

F. As of February 29, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2008, were $18,834,000 and $34,809,000, respectively, resulting in net unrealized depreciation of $15,975,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $597,342,000 at February 29, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.2% of net assets at February 29, 2008.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

iSHARES - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

REIT    Real Estate Investment Trust

24

  N O T E S
=====================-----------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. or Financial Guaranty Insurance Co.

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of February 29, 2008.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 29, 2008.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 29, 2008, was $356,000, which represented 0.1% of the Fund's net assets.
(h) Rate represents the money market fund annualized seven-day yield at February 29, 2008.
(i) Security with a value of $938,000 is segregated as collateral for initial margin requirements on open futures contracts.

  N O T E S
=====================-----------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)


USAA BALANCED STRATEGY FUND
FEBRUARY 29, 2008 (UNAUDITED)

(j) Security, or a portion thereof, is segregated to cover the value of open futures contracts at February 29, 2008, as shown in the following table:


                                                                 VALUE AT                     UNREALIZED
   TYPE OF FUTURE            EXPIRATION  CONTRACTS  POSITION  TRADE DATE   FEBRUARY 29, 2008 DEPRECIATION
   -----------------------------------------------------------------------------------------
   S&P 500 Index Futures      March 2008    3         Long    $ 1,013,000    $   998,000      $   (15,000)
   Russell E Mini 2000 Index  March 2008   150        Long     11,564,000     10,302,000       (1,262,000)
                                                               ----------     ----------       -----------
                                                              $12,577,000    $11,300,000      $(1,277,000)



(k) Zero-coupon security. Rate represents the effective yield at the date of purchase.
* Non-income-producing security for the 12 months preceding February 29, 2008.






ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    APRIL 21, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    APRIL 23, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    APRIL 23, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.